Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Series Preferred Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 26, 2009	$ 139	$ 1	$ 16,643	$ (276)	$ 16,507
Balance (in shares) at Sep. 26, 2009	139,444,940	1,027
Stock Option Compensation Expense			97		97
Accumulated Dividends on Preferred Stock			390	(390)	0
Warrants Issued			32		32
Net Earnings (Loss) from continuing operations				(9,612)	(9,612)
Balance at Oct. 03, 2010	139	1	17,162	(10,278)	7,024
Balance (in shares) at Oct. 03, 2010	139,444,940	1,027
Stock Option Compensation Expense			87		87
Accumulated Dividends on Preferred Stock			413	(413)	0
Preferred Dividends Paid through increased share value			(884)		(884)
Increase of Preferred Share Stated Value			884	0	884
Net Earnings (Loss) from continuing operations				591	591
Balance at Oct. 02, 2011	$ 139	$ 1	$ 17,662	$ (10,100)	$ 7,702
Balance (in shares) at Oct. 02, 2011	139,444,940	1,027